Waxess USA NOTES PAYABLE (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA NOTES PAYABLE	7. NOTES PAYABLE

On December 30, 2010, the Company converted an outstanding account payable in the amount of $94,500 to a note payable.  The note earns interest at a rate of 5.25% per annum and is due on July 1, 2011.  Interest only payments are due on the first of each month.